Cover	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity File Number	001-35591
Entity Registrant Name	BGC Group, Inc.
Entity Central Index Key	0001094831
Entity Tax Identification Number	86-3748217
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	499 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	610-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	BGC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false